Document and Entity Information	Jan. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	PB Bankshares, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40612
Entity Tax Identification Number	86-3947794
Entity Address, Address Line One	185 E. LINCOLN HIGHWAY
Entity Address, City or Town	COATESVILLE
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19320
City Area Code	610
Local Phone Number	384-8282
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001849670
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	PBBK
Security Exchange Name	NASDAQ